THE PRUDENTIAL SERIES FUND
655 BROAD STREET
NEWARK, NJ 07102

April 26, 2023

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549-1004

Re:	The Prudential Series Fund Registration Statement on Form N-14/A (File No. 811-03623)

Commissioners:

On behalf of The Prudential Series Fund (the “Trust”), a Delaware trust, we are hereby filing a Registration Statement of Form N-14/A in connection with the pending reorganization of the PSF Small-Cap Value Portfolio, a series of the Trust.

The Reorganization satisfies the requirements of Rule 17a-8 and, as such, would not require a shareholder vote. Shareholders of the PSF Small-Cap Value Portfolio will receive the N-14 Information Statement. The Reorganization is currently expected to be completed on or about June 5, 2023.

Please do not hesitate to contact the undersigned at (973) 420-6867 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Melissa Gonzalez
Melissa Gonzalez